Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 211,863,630	$ 21,301
Restricted cash		146,043	39,196
Advance to suppliers, net		1,440,000
Inventories		2,106,957
Deferred offering costs			284,660
Prepaid expenses and other current assets		24,722,060	7,315,190
Amounts due from related parties			6,205,878
Total current assets		240,278,690	13,866,225
Non-current assets:
Property and equipment, net		1,705,339	33,476
Intangible assets, net		6,569
Operating lease right-of-use asset, net		5,328,786
PIPE escrow account		100,000,005
Long-term investments		2,887,272
Total non-current assets		109,927,971	33,476
TOTAL ASSETS		350,206,661	13,899,701
Current liabilities:
Accounts payable		4,955,086	8,106,757
Loans from a third party		16,818,419	25,391,607
Warrant liabilities		500,662
Amounts due to related parties		5,799,452	7,541,910
Accrued expenses and other current liabilities		33,507,781	28,347,242
Lease liabilities, current		1,549,725
Total current liabilities		63,131,125	69,387,516
Non-current liabilities:
Amounts due to a related party, non-current		4,922,287
Lease liabilities, non current		3,920,806
Total non-current liabilities		8,843,093
TOTAL LIABILITIES		71,974,218	69,387,516
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 100,000,000 and 100,000,000 Class A Ordinary Shares authorized, as of December 31, 2022 and 2021, respectively; 32,715,010 and 32,715,010 Class A Ordinary Shares issued and outstanding as of December 31, 2022 and 2021, respectively)	[1]	3,272	3,272
Class B Ordinary Shares (par value of US$0.0001 per share; 400,000,000 and 400,000,000 Class B Ordinary Shares authorized, as of December 31, 2022 and 2021, respectively; 253,470,511 and 207,314,707 Class B Ordinary Shares issued and outstanding as of December 31, 2022 and 2021, respectively)	[1]	25,346	20,731
Subscription receivables		(575,587)	(2,717)
Additional paid-in capital		576,270,758	208,989,097
Accumulated deficit		(292,234,660)	(251,515,328)
Accumulated other comprehensive loss		(2,684,640)	(10,035,875)
NWTN Shareholders’ equity/(deficit)		280,804,489	(52,540,820)
Non-controlling interests		(2,572,046)	(2,946,995)
Total Shareholders’ equity/(deficit)		278,232,443	(55,487,815)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)		$ 350,206,661	$ 13,899,701

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.